UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniVest Fund II, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock MuniVest Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 2.7%	Prattville Industrial Development Board, Alabama, RB, International Paper Co. Projects, Series A, AMT, 4.75%, 12/01/30	$3,500	$2,310,315
	Selma Industrial Development Board, Alabama, RB, International Paper Co. Projects, Series A, AMT, 4.75%, 12/01/30	5,000	3,300,450
	Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A, 5.88%, 8/01/36 (a)(b)	2,900	1,235,661

			6,846,426

Arizona - 1.5%	Maricopa County Elementary School District No. 3-Tempe Elementary, Arizona, GO, Refunding (MBIA), 7.50%, 7/01/10	1,250	1,319,188
	Maricopa County IDA, Arizona, RB, Arizona Charter Schools Project 1, Series A, 6.75%, 7/01/29	1,000	669,840
	Pima County IDA, RB, Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	1,940	1,452,362
	Pima County IDA, RB, Charter Schools, II, Series A, 6.75%, 7/01/21	495	408,726

			3,850,116

California - 9.6%	City of Chula Vista California, RB, San Diego Gas, Series B, Remarketed, AMT, 5.00%, 12/01/27	2,500	2,164,025
	Golden State Tobacco Securitization Corp., California, RB, Series A-3, 7.88%, 6/01/13 (c)	5,010	6,143,162
	State of California, GO, 5.50%, 4/01/30	5	5,016
	State of California, GO, Various Purpose, 6.50%, 4/01/33	14,925	16,135,716

			24,447,919

Colorado - 4.3%	Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,137,846
	Colorado Housing & Finance Authority, Colorado, RB, S/F Program, Senior, Series A-2, AMT, 7.50%, 4/01/31	120	129,256
	Elk Valley Public Improvement, RB, Public Improvement Fee, Series A, 7.35%, 9/01/31	3,025	2,442,506
	Elk Valley Public Improvement, RB, Public Improvement Fee, Series B, 7.45%, 9/01/31	440	358,842
	North Range Metropolitan District No. 1, Colorado, GO, 7.25%, 12/15/11 (c)	1,310	1,476,881

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names & descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance
(National Public Finance Guaranty Corp.)
RB	Revenue Bonds
S/F	Single-Family
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper

BlackRock MuniVest Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Plaza Metropolitan District No. 1, Colorado, TAN, Public Improvement Fee, Tax Increment, 8.00%, 12/01/25	$3,300	$2,873,079
	Plaza Metropolitan District No. 1, Colorado, TAN, Sub Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	820	642,765
	University of Colorado, RB, Series A, 5.75%, 6/01/28	750	819,420
	University of Colorado, RB, Series A, 5.13%, 6/01/29	1,000	1,036,280

			10,916,875

Connecticut - 1.0%	Connecticut State Development Authority, RB, Learjet Inc. Project, AMT, 7.95%, 4/01/26	1,165	1,172,106
	Mohegan Tribe of Indians of Connecticut, RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	2,000	1,342,700

			2,514,806

Florida - 8.1%	County of Miami-Dade Florida, RB, Miami International Airport (AGC), AMT, 5.00%, 10/01/40	10,000	8,311,800
	Fiddlers Creek Community Development District No. 2, Special Assessment, Series A, 6.38%, 5/01/35	2,350	1,444,075
	Fiddlers Creek Community Development District No. 2, Special Assessment, Series B, 5.75%, 5/01/13	400	354,672
	Hillsborough County IDA, RB, H Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/37	3,500	3,027,920
	Hillsborough County IDA, RB, National Gypsum, Series B, AMT, 7.13%, 4/01/30	2,720	1,525,022
	Midtown Miami Community Development District, Special Assessment, Series A, 6.25%, 5/01/37	2,720	1,823,760
	Orlando Urban Community Development District, Florida, Special Assessment, Capital Improvement, 6.25%, 5/01/34	1,130	774,197
	Orlando Urban Community Development District, Florida, Special Assessment, Capital Improvement, Series A, 6.95%, 5/01/11 (c)	1,000	1,095,830
	Palm Coast Park Community Development District, Special Assessment, 5.70%, 5/01/37	1,230	671,924
	Park Place Community Development District, Florida, Special Assessment, 6.75%, 5/01/10 (c)	875	926,441
	Preserve at Wilderness Lake Community Development District, RB, Series A, 7.10%, 5/01/33	890	748,588

			20,704,229

Georgia - 4.0%	Fulton County Residential Care Facilities for the Elderly Authority, RB, Canterbury Court Project, Series A, 6.13%, 2/15/26	2,000	1,598,660
	Gainesville Redevelopment Authority, Refunding RB, Riverside Military Academy, 5.13%, 3/01/37	600	310,440
	Municipal Electric Authority of Georgia, RB, Series W, 6.60%, 1/01/18 (d)	380	440,135
	Municipal Electric Authority of Georgia, RB, Series W, 6.60%, 1/01/18	5,590	6,431,854
	Municipal Electric Authority of Georgia, RB, Series X, 6.50%, 1/01/20	1,250	1,455,488

			10,236,577

BlackRock MuniVest Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Guam - 1.3%	Territory of Guam, GO, Series A, 5.75%, 11/15/14	$495	$491,530
	Territory of Guam, GO, Series A, 6.00%, 11/15/19	630	617,778
	Territory of Guam, GO, Series A, 6.75%, 11/15/29	1,100	1,099,604
	Territory of Guam, GO, Series A, 7.00%, 11/15/39	1,140	1,135,565

			3,344,477

Idaho - 0.0%	Idaho Housing & Finance Association, RB, S/F Mortgage, Senior, Series E-2, AMT, 6.90%, 1/01/27	50	50,068

Illinois - 10.7%	City of Chicago Illinois, RB, Series C (GNMA), AMT, 7.00%, 3/01/32	165	170,212
	City of Chicago Illinois, Special Assessment, Lake Shore East, 6.75%, 12/01/32	800	610,480
	City of Chicago Illinois, TAN, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	1,000	956,640
	Illinois Finance Authority, RB, Advocate Health Care Network, Series D, 6.50%, 11/01/38	5,000	5,287,600
	Illinois Finance Authority, RB, Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	1,000	973,570
	Illinois Finance Authority, RB, Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	500	333,450
	Illinois Finance Authority, RB, Landing at Plymouth Place Project, Series A, 6.00%, 5/15/37	1,035	738,845
	Illinois Finance Authority, Refunding RB, Community Rehabilitation Providers, Series A, 6.00%, 7/01/15	550	549,978
	Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	1,500	1,865,070
	Regional Transportation Authority, RB, Series A (MBIA), 6.70%, 11/01/21	7,000	8,554,350
	Regional Transportation Authority, RB, Series C (MBIA), 7.75%, 6/01/20	2,500	3,220,725
	Village of Hodgkins Illinois, RB, MBM Project, AMT, 6.00%, 11/01/23	2,800	2,789,080
	Village of Wheeling Illinois, TAN, North Milwaukee, Lake-Cook TIF Project, 6.00%, 1/01/25	1,580	1,264,679

			27,314,679

Indiana - 7.0%	Indiana Health & Educational Facilities Financing Authority, RB, Clarian Health Obligation, Series A, 5.25%, 2/15/40	2,200	1,907,026
	Indiana Transportation Finance Authority, Indiana, RB, Series A, 7.25%, 6/01/15	320	343,923
	Indiana Transportation Finance Authority, Indiana, RB, Series A, 6.80%, 12/01/16	3,775	4,360,276
	Indiana Transportation Finance Authority, Indiana, RB, Series A, 7.25%, 6/01/15	1,350	1,568,754
	Indianapolis Local Public Improvement Bond Bank, RB, Series D, 6.75%, 2/01/14	8,750	9,722,387

			17,902,366

Louisiana - 6.3%	Louisiana Public Facilities Authority, RB, Franciscan Missionaries, Series A, 5.25%, 8/15/36	5,000	4,192,250
	Port Lake Charles Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	10,000	8,603,600

BlackRock MuniVest Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Sabine River Authority, Louisiana, Refunding RB, International Paper Co, 6.20%, 2/01/25	$3,600	$3,270,168

			16,066,018

Maryland - 1.8%	County of Montgomery Maryland, GO, West Germantown Development District, Senior, Series A (Radian), 6.70%, 7/01/27	1,190	1,181,337
	Maryland Community Development Administration, RB, Residential, Series D, AMT, 4.90%, 9/01/42	1,500	1,330,290
	Maryland Health & Higher Educational Facilities Authority, RB, King Farm Presbyterian Community, Series B, 5.00%, 1/01/17	1,055	880,946
	Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (MBIA), 7.00%, 7/01/22	1,000	1,153,690

			4,546,263

Massachusetts - 7.7%	Massachusetts HFA, Massachusetts, RB, Housing, Series A, AMT, 5.10%, 12/01/27	2,000	1,932,820
	Massachusetts HFA, Massachusetts, RB, Housing, Series A, AMT, 5.20%, 12/01/37	3,000	2,806,080
	Massachusetts HFA, Massachusetts, RB, Housing, Series D, AMT, 4.85%, 6/01/40	2,770	2,401,008
	Massachusetts HFA, Massachusetts, RB, Housing, Series F, AMT, 5.70%, 6/01/40	2,235	2,141,108
	Massachusetts HFA, Massachusetts, RB, S/F, Series 130, AMT, 5.00%, 12/01/32	2,720	2,518,693
	Massachusetts State College Building Authority, Refunding RB, Senior, Series A, 7.50%, 5/01/11	500	556,945
	Massachusetts Water Resources Authority, RB, Series A, 6.50%, 7/15/19 (d)	6,000	7,351,620

			19,708,274

Michigan - 8.9%	City of Detroit Michigan, RB, Senior Lien, Series B, Remarketed (FSA), 7.50%, 7/01/33	910	1,053,671
	Flint Hospital Building Authority, Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	2,890	2,405,781
	Michigan State Hospital Finance Authority, Michigan, RB, McLaren Health Care, 5.75%, 5/15/38	8,560	8,044,945
	Michigan State Hospital Finance Authority, Michigan, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	7,050	5,356,520
	Michigan State Hospital Finance Authority, Michigan, Refunding RB, Trinity Health, Series A, 6.00%, 12/01/20	2,200	2,257,926
	Pontiac Tax Increment Finance Authority, Michigan, TAN, Tax Increment, Development Area No. 3, 6.38%, 6/01/12 (c)	3,000	3,455,580

			22,574,423

Mississippi - 7.0%	County of Lowndes Mississippi, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	5,850	5,586,458
	Mississippi Business Finance Corp., RB, System Energy Resource Inc. Project, 5.88%, 4/01/22	7,200	6,531,696
	Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	5,215	4,739,809

BlackRock MuniVest Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	University of Southern Mississippi, RB, Campus Facilities Improvement Project, 5.38%, 9/01/36	$1,065	$1,095,427

			17,953,390

Missouri - 0.0%	Missouri Housing Development Commission, RB, S/F, Homeownership Loan, Series A-1 (GNMA), AMT, 7.50%, 3/01/31	70	75,399

Nevada - 0.2%	Clark County Improvement District, Nevada, Special Assessment, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	595	466,902

New Jersey - 2.8%	New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/24	4,250	3,634,685
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	3,000	2,054,700
	New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association, 6.63%, 7/01/36 (a)(b)	1,680	43,008
	New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.38%, 10/01/28	1,300	1,408,667

			7,141,060

New Mexico - 1.3%	Farmington New Mexico, RB, Tucson Electric Power Co. San Juan, Series A, 6.95%, 10/01/20	3,160	3,160,442

New York - 9.5%	City of New York New York, GO, Series A (MBIA), 6.38%, 5/15/15	40	41,960
	Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	9,405	10,420,082
	New York City Industrial Development Agency, RB, British Airways Plc Project, AMT, 7.63%, 12/01/32	1,920	1,479,859
	New York City Industrial Development Agency, RB, Series C, 6.80%, 6/01/28	690	705,967
	New York City Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	890	768,328
	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	6,700	6,689,816
	Westchester County Industrial Development Agency, New York, RB, Mortgage, Kendal On Hudson Project, Series A, 6.50%, 1/01/13 (c)	2,690	3,129,438
	Westchester County Industrial Development Agency, New York, RB, Special Needs Facilities Pooled Program, Series E-1, 6.50%, 7/01/17	1,000	863,290

			24,098,740

North Carolina - 0.9%	Gaston County Industrial Facilities & Pollution Control Financing Authority, North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,675	939,122
	North Carolina Medical Care Commission, North Carolina, RB, Carolina Village Project, 6.00%, 4/01/38	2,000	1,417,240

			2,356,362

Ohio - 3.1%	Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior, Turbo, Series A-2, 6.50%, 6/01/47	12,500	7,950,125

Pennsylvania - 4.9%	Bucks County IDA, RB, Ann’s Choice Inc. Facilities, Series A, 6.13%, 1/01/25	880	718,441
	Lancaster County Hospital Authority, RB, Brethren Village Project, Series A, 6.50%, 7/01/40	2,000	1,788,940

BlackRock MuniVest Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Montgomery County IDA, Pennsylvania, RB, Mortgage, Whitemarsh Continuing Care, 6.13%, 2/01/28	$470	$315,779
	Montgomery County IDA, Pennsylvania, RB, Mortgage, Whitemarsh Continuing Care, 6.25%, 2/01/35	1,090	710,974
	Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	2,000	1,121,980
	Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	6,915	6,680,097
	Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,090,329

			12,426,540

Puerto Rico - 1.8%	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	4,255	4,455,623

Rhode Island - 0.5%	Rhode Island Health & Educational Building Corp., RB, Hospital Financing, Lifespan Obligation Group, 6.50%, 8/15/12 (c)	1,140	1,310,533

Tennessee - 0.5%	Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A, 6.00%, 2/15/24	1,000	797,060
	Shelby County Health Educational & Housing Facilities Board, RB, Refunded Balance, Methodist Health, 6.50%, 9/01/12 (c)	425	491,674

			1,288,734

Texas - 11.1%	Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	2,740	2,124,130
	Brazos River Authority, Refunding RB, Texas Utility Co., Series A, Remarketed, AMT, 7.70%, 4/01/33	1,500	705,015
	Brazos River Harbor Navigation District, RB, Dow Chemical Co.Project, Series A-7, AMT, 6.63%, 5/15/33	5,800	5,254,684
	City of Houston Texas, RB, Special Facilities, Continental, Series E, AMT, 6.75%, 7/01/21	4,820	3,774,928
	Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Joint, Series B (MBIA), AMT, 6.25%, 11/01/28	4,500	4,505,490
	Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Joint, Series C (MBIA), AMT, 6.25%, 11/01/28	3,450	3,454,209
	Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint, Sub-Series A-2, Remarketed (MBIA), AMT, 6.10%, 11/01/24	1,500	1,501,035
	Guadalupe-Blanco River Authority, RB, E.I. du Pont de Nemours & Co. Project, AMT, 6.40%, 4/01/26	2,250	2,250,045
	Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	2,000	2,160,140
	Port of Corpus Christi Authority of Nueces County Texas, RB, Celanese Project, Series A, 6.45%, 11/01/30	800	608,104
	Port of Corpus Christi Authority of Nueces County Texas, RB, Celanese Project, Series B, AMT, 6.70%, 11/01/30	2,500	1,847,275

			28,185,055

U.S. Virgin Islands - 2.3%	United States Virgin Islands, RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	6,000	5,931,120

Virginia - 1.3%	Fairfax County EDA, RB, Goodwin House Inc, 5.13%, 10/01/37	1,000	774,630
	Fairfax County EDA, RB, Goodwin House Inc, 5.13%, 10/01/42	3,440	2,601,741

			3,376,371

BlackRock MuniVest Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Washington - 5.4%	Energy Northwest, Refunding RB, Columbia Generating, Series A (MBIA), 5.75%, 7/01/18	$1,000	$1,095,430
	Energy Northwest, Refunding RB, Series B, 7.13%, 7/01/16	5,000	6,325,900
	Energy Northwest, Refunding RB, Series B (MBIA), 7.13%, 7/01/16	1,900	2,397,040
	Washington Health Care Facilities Authority, Washington, RB, Catholic Health Initiatives, D, 6.38%, 10/01/36	3,700	3,905,757

			13,724,127

Wisconsin - 4.9%	State of Wisconsin, RB, Series A, 6.00%, 5/01/36	7,100	7,551,773
	Wisconsin Health & Educational Facilities Authority, RB, SynergyHealth Inc, 6.00%, 11/15/32	2,215	2,244,770
	Wisconsin Housing & EDA, Wisconsin, RB, Series A, AMT, 5.63%, 3/01/31	2,770	2,783,241

			12,579,784

	Total Municipal Bonds - 132.4%		337,503,823

	Municipal Bonds Transferred to Tender Option Bond Trusts (e)

California - 2.3%	California Educational Facilities Authority, RB, University Southern California, Series A, 5.25%, 10/01/39	2,610	2,690,231
	Los Angeles Community College District, California, GO, Election 2001, Series A (FSA), 5.00%, 8/01/32	2,290	2,190,500
	San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	1,077	1,094,473

			5,975,204

Connecticut - 2.4%	Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z3, 5.05%, 7/01/42	6,000	6,121,320

Illinois - 6.8%	City of Chicago, Illinois, Refunding RB, Second Lien (FSA), 5.25%, 11/01/33	1,320	1,336,843
	Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,999	3,137,000
	Kane & De Kalb Counties Community Unit School District No. 302, Illinois, GO, School (FGIC), 5.75%, 2/01/19	1,000	1,175,740
	Kane & De Kalb Counties Community Unit School District No. 302, Illinois, GO, School (FGIC), 5.75%, 2/01/20	4,200	4,938,108
	Metropolitan Pier & Exposition Authority, Illinois, Refunding RB, McCormick Place Expansion, Series B (MBIA), 5.75%, 6/15/23	6,400	6,748,224

			17,335,915

Maryland - 0.9%	Maryland State Transportation Authority, RB, Transit Facility Project (FSA), 5.00%, 7/01/41	2,290	2,321,144

Massachusetts - 4.0%	Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	10,000	10,150,700

New Hampshire - 0.8%	New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39	2,009	2,093,495

New York - 3.1%	New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	1,575	1,654,652
	New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.00%, 6/15/37	6,299	6,279,875

			7,934,527

BlackRock MuniVest Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

North Carolina - 2.5%	North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series A, 5.00%, 10/01/41	$6,239	$6,279,858

Ohio - 0.9%	Ohio State Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic, Series A, 5.25%, 1/01/33	2,400	2,407,992

South Carolina - 2.1%	South Carolina State Public Service Authority, RB, Santee Cooper Series A, 5.50%, 1/01/38	4,995	5,253,341

Texas - 7.4%	Harris County Health Facilities Development Corp., Refunding RB, School Health Care System, Series B, 5.75%, 7/01/27 (d)	10,000	11,385,700
	Texas State University Systems, Refunding RB (FSA), 5.00%, 3/15/30	2,743	2,781,826
	Texas Department of Housing & Community Affairs, RB, Mortgage, Series B (GNMA), AMT, 5.25%, 9/01/32	4,922	4,718,432

			18,885,958

Washington - 8.1%	Central Puget Sound Regional Transportation Authority, Washington, RB, Series A, 5.00%, 11/01/36	4,000	3,999,400
	Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (FSA), 5.00%, 11/01/32	7,693	7,744,546
	Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (FSA), 5.00%, 11/01/34	5,000	4,999,250
	Energy Northwest, Refunding RB, Columbia Generating, Series A (MBIA), 5.75%, 7/01/18	3,500	3,834,005

			20,577,201

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 41.3%		105,336,656

	Total Long-Term Investments (Cost - $459,981,850) - 173.7%		442,840,479

	Short-Term Securities

California - 1.2%	State of California, TECP, 4.00%, 8/05/09	3,000	3,000,000

		Shares

Money Market Fund - 0.0%	FFI Institutional Tax-Exempt Fund, 0.42% (f)	100,000	100,000

	Total Short-Term Securities (Cost - $3,100,000) - 1.2%		3,100,000

	Total Investments (Cost - $463,081,850*) - 174.9%		445,940,479
	Other Assets Less Liabilities - 1.8%		4,612,769
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (21.8)%		(55,611,170)
	Preferred Shares, at Redemption Value - (54.9)%		(140,022,227)

	Net Assets Applicable to Common Shares - 100.0%		$254,919,851

*	The cost and unrealized depreciation of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$403,919,927

Gross unrealized appreciation	$20,998,884
Gross unrealized depreciation	(34,539,618)

Net unrealized depreciation	$(13,540,734)

BlackRock MuniVest Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security is collateralized by Municipal or US Treasury Obligations.

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	100,000	$2,267

BlackRock MuniVest Fund II, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$100,000
Level 2
Long-Term Investments[1]	442,840,479
Short-Term Securities	3,000,000

Total Level 2	445,840,479

Level 3	—

Total	$445,940,479

1 See above Schedule of Investments for values in each state or political classification.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniVest Fund II, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: September 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund II, Inc.

Date: September 22, 2009